Geographic Information - Revenue by geographic area (Detail) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 27,945	$ 26,519	$ 102,545	$ 92,755	$ 77,177
United States
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	26,430	25,148	97,034	90,522	75,135
Americas (excluding United States)
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	651	460	1,870	1,227	1,112
Asia
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	842	881	3,509	864	877
Europe
Revenues from External Customers and Long-Lived Assets [Line Items]
Total revenue	$ 22	$ 30	$ 132	$ 142	$ 53